Financial Instruments - maturity analysis	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial instruments - maturity analysis

10 Financial instruments - maturity analysis

Remaining maturity

The following table shows the residual maturity of financial instruments, based on contractual date of maturity.

	2017			2016
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	98,337	—	98,337	74,250	—	74,250
Loans and advances to banks	30,153	98	30,251	30,078	60	30,138
Loans and advances to customers	108,990	240,929	349,919	115,925	236,025	351,950
Debt securities	17,204	61,729	78,933	19,530	52,992	72,522
Equity shares	—	450	450	—	703	703
Settlement balances	2,517	—	2,517	5,526	—	5,526
Derivatives	32,372	128,471	160,843	61,719	185,262	246,981

Liabilities
Deposits by banks	27,303	19,595	46,898	32,043	6,513	38,556
Customer accounts	394,587	3,449	398,036	377,328	3,640	380,968
Debt securities in issue	7,940	22,619	30,559	6,689	20,556	27,245
Settlement balances and short positions	4,938	26,433	31,371	5,010	20,712	25,722
Derivatives	32,212	122,294	154,506	60,878	175,597	236,475
Subordinated liabilities	2,383	10,339	12,722	1,062	18,357	19,419

Assets and liabilities by contractual cash flow maturity

The tables below show the contractual undiscounted cash flows receivable and payable, up to a period of 20 years, including future receipts and payments of interest of financial assets and liabilities by contractual maturity. The balances in the following tables do not agree directly with the consolidated balance sheet, as the tables include all cash flows relating to principal and future coupon payments, presented on an undiscounted basis. The tables have been prepared on the following basis:

Financial assets have been reflected in the time band of the latest date on which they could be repaid, unless earlier repayment can be demanded by RBS. Financial liabilities are included at the earliest date on which the counterparty can require repayment, regardless of whether or not such early repayment results in a penalty. If the repayment of a financial instrument is triggered by, or is subject to, specific criteria such as market price hurdles being reached, the asset is included in the time band that contains the latest date on which it can be repaid, regardless of early repayment.

The liability is included in the time band that contains the earliest possible date on which the conditions could be fulfilled, without considering the probability of the conditions being met.

For example, if a structured note is automatically prepaid when an equity index exceeds a certain level, the cash outflow will be included in the less than three months period, whatever the level of the index at the year end. The settlement date of debt securities in issue, issued by certain securitisation vehicles consolidated by RBS, depends on when cash flows are received from the securitised assets. Where these assets are prepayable, the timing of the cash outflow relating to securities assumes that each asset will be prepaid at the earliest possible date. As the repayments of assets and liabilities are linked, the repayment of assets in securitisations is shown on the earliest date that the asset can be prepaid, as this is the basis used for liabilities.

The principal amounts of financial assets and liabilities that are repayable after 20 years or where the counterparty has no right to repayment of the principal are excluded from the table, as are interest payments after 20 years.

Held-for-trading assets of £243.9 billion (2016 - £328.9 billion) and liabilities of £232.9 billion (2016 - £317.0 billion) have been excluded from the following tables.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2017	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks	98,337	—	—	—	—	—
Loans and advances to banks	10,792	633	94	—	—	—
Debt securities	3,675	5,889	11,960	11,312	12,813	3,638
Settlement balances	2,517	—	—	—	—	—

Total maturing assets	115,321	6,522	12,054	11,312	12,813	3,638
Loans and advances to customers	45,898	32,031	65,077	52,016	68,500	81,995
Derivatives held for hedging	281	832	1,336	334	166	111

	161,500	39,385	78,467	63,662	81,479	85,744

Liabilities by contractual maturity
Deposits by banks	9,180	1,740	3,614	16,023	61	71
Debt securities in issue	4,106	4,322	10,474	3,731	9,762	49
Subordinated liabilities	87	2,645	1,515	1,620	7,746	2,582
Settlement balances and other liabilities	5,030	—	—	—	—	—

Total maturing liabilities	18,403	8,707	15,603	21,374	17,569	2,702
Customer accounts	356,594	4,298	1,218	77	20	28
Derivatives held for hedging	212	289	1,188	526	813	738

	375,209	13,294	18,009	21,977	18,402	3,468

Maturity gap	96,918	(2,185)	(3,549)	(10,062)	(4,756)	936
Cumulative maturity gap	96,918	94,733	91,184	81,122	76,366	77,302

Guarantees and commitments notional amount
Guarantees (1)	7,718	—	—	—	—	—
Commitments (2)	121,229	—	—	—	—	—

	128,947	—	—	—	—	—

For the notes to this table refer to following page.

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2016	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks	73,822	428	—	—	—	—
Loans and advances to banks	11,753	438	47	—	—	—
Debt securities	4,999	5,424	11,262	8,567	13,541	3,291
Settlement balances	5,526	—	—	—	—	—

Total maturing assets	96,100	6,290	11,309	8,567	13,541	3,291
Loans and advances to customers	47,915	33,443	65,027	52,675	65,427	77,710
Derivatives held for hedging	455	1,178	2,319	531	337	125

	144,470	40,911	78,655	61,773	79,305	81,126

Liabilities by contractual maturity
Deposits by banks	7,205	33	1,285	5,050	78	79
Debt securities in issue	2,269	4,537	7,239	5,381	7,604	798
Subordinated liabilities	996	966	4,835	2,638	12,421	2,532
Settlement balances and other liabilities	5,673	—	—	—	—	—

Total maturing liabilities	16,143	5,536	13,359	13,069	20,103	3,409
Customer accounts	338,436	4,943	1,484	149	51	35
Derivatives held for hedging	205	405	1,329	584	854	857

	354,784	10,884	16,172	13,802	21,008	4,301

Maturity gap	79,957	754	(2,050)	(4,502)	(6,562)	(118)
Cumulative maturity gap	79,957	80,711	78,661	74,159	67,597	67,479

Guarantees and commitments notional amount
Guarantees (1)	7,867	—	—	—	—	—
Commitments (2)	134,324	—	—	—	—	—

	142,191	—	—	—	—	—

Notes:

(1)	RBS is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. RBS expects most guarantees it provides to expire unused.
(2)

RBS has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. RBS does not expect all facilities to be drawn, and some may lapse before drawdown.